Updating Summary Prospectus

ONcore Ultra

Issued by

The Ohio National Life Insurance Company

Through

Ohio National Variable Account A

April 29, 2022

The prospectus for ONcore Ultra contains more information about the ONcore Ultra contract, including its features, benefits, and risks. You can find the current prospectus and other information about the ONcore Ultra contract online at Ohionational.com/variableproducts. You can also obtain this information at no cost by calling 888.925.6446 or by sending an email request to AnnuityService@ohionational.com.

This Updating Summary Prospectus summarizes certain key features of your ONcore Ultra contract. This Updating Summary Prospectus also provides a summary of ONcore Ultra features that have changed since May 1, 2021.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission's staff and is available at Investor.gov.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the shareholder reports for Funds available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from The Ohio National Life Insurance Company. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from The Ohio National Life Insurance Company electronically by visiting ohionational.com, logging into your account and electing e-delivery.

You may elect to receive all future reports in paper free of charge. You can inform The Ohio National Life Insurance Company that you wish to continue receiving paper copies of your shareholder reports by contacting us at 888.925.6446. Your election to receive reports in paper will apply to all Funds available under your contract.

Form 8541.1-USP	1

Glossary

Contract Value — Contract Value is determined by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period and adding to that any amount in the Fixed Accumulation Account or a DCA account.

DCA — Dollar cost averaging.

Enhanced DCA Account -- An account available for purchase payments, subject to certain limitations, that provides a fixed interest rate that is higher than the rate being credited to the Fidelity® VIP Government Money Market Portfolio.

Fixed Accumulation Account – A subset of our general account that guarantees a fixed return for a specified period of time and guarantees the principal against loss.

Fund — A mutual fund in which subaccount assets may be invested. See Appendix A.

Ohio National Life – The Ohio National Life Insurance Company, the depositor of the contract.

Subaccount — A subdivision of VAA. The assets of each subaccount are invested in a corresponding available Fund.

Surrender — To redeem the contract before annuity payments begin and receive its value minus any applicable surrender charge or other charges.

Valuation Period — The period of time from one determination of variable subaccount unit and annuity unit values to their next determination. A valuation period usually ends at 4:00 p.m. Eastern time on each day the New York Stock Exchange is open for unrestricted trading. The valuation period may end sooner to correspond to earlier closing of the New York Stock Exchange. Accumulation unit and annuity unit values for each annuity period are determined at the end of that valuation period.

VAA — Ohio National Variable Account A, a separate account of Ohio National Life consisting of assets segregated from Ohio National Life's general assets for the purpose of funding annuity contracts whose values vary with the investment results of the separate account’s underlying Funds.

We, Us, Our — We, us and our refer to Ohio National Life.

You — You means the owner(s) of the contract or the last surviving owner’s estate if all owners are deceased.

Form 8541.1-USP	2

Summary of Contract Features That Have Changed

The information in this Updating Summary Prospectus is a summary of certain contract features that have changed since the prospectus dated May 1, 2021. This may not reflect all of the changes that have occurred since you entered into your contract.

Availability of Funds

• As of June, 25, 2021 the ON iShares Managed Risk Balanced Portfolio and ON Janus Henderson U.S. Low Volatility Portfolio became available investment options.

• On June 25, 2021, ONLIC and VAA substituted the following Existing Portfolios with the applicable Replacement Portfolio as shown below:

Existing Portfolio	Replacement Portfolio
AB VPS Dynamic Asset Allocation Portfolio (Class B)	AB VPS Global Risk Allocation-Moderate Portfolio (Class B)
PIMCO Global Diversified Allocation Portfolio (Administrative Share Class)	AB VPS Global Risk Allocation-Moderate Portfolio (Class B)
Federated Hermes Managed Volatility Fund II (Primary Shares and Service Shares)	ON iShares Managed Risk Balanced Portfolio
Janus Henderson VIT U.S. Low Volatility Portfolio (Service Shares)	ON Janus Henderson U.S. Low Volatility Portfolio
Morgan Stanley VIF Core Plus Fixed Income Portfolio (Class II)	ON Federated Core Plus Bond Portfolio
PIMCO Total Return Portfolio (Administrative Share Class)	ON Federated Core Plus Bond Portfolio

Fee Changes

The annual charges for certain optional benefit riders were increased as of May 28, 2021 as shown in the following table. The new charges only apply if you choose to reset your rider.

Rider	New Charge
ARDBR (2009)	1.40%
GMIB Plus with Annual Reset (2009)	1.50%

The following shows the minimum and maximum total operating expenses deducted from the assets of the Funds (before any fee waiver or expense reimbursement) during the year ended December 31, 2021:

Annual Fee	Minimum	Maximum
Investment options (Fund fees and expenses)	0.33%	1.75%

Other Fund Changes

• As of July 1, 2021: the Ivy VIP Asset Strategy changed its name to Delaware Ivy VIP Asset Strategy; the Ivy VIP Natural Resources changed its name to Delaware Ivy VIP Natural Resources; and the Ivy VIP Science and Technology changed its name to Delaware Ivy VIP Science and Technology.

• As of August, 7 2021: the QS Legg Mason Dynamic Multi-Strategy VIT Portfolio changed its name to Franklin Multi-Asset Dynamic Multi-Strategy VIT Fund. Additionally, its sub-adviser Legg Mason Partners Fund Advisor LLC changed to Franklin Advisers, Inc.

• As of December 31, 2021: the Goldman Sachs Global Trends Allocation Fund changed its name to Goldman Sachs Trend Driven Allocation Fund.

Form 8541.1-USP	3

• As of January 1, 2022: the ON Janus Henderson Forty Portfolio and ON Janus Henderson U.S. Low Volatility Portfolio sub-adviser’s name changed from Janus Capital Management LLC to Janus Henderson Investors US LLC.

• As of January 1, 2022: the Janus Henderson Flexible Bond Portfolio, Janus Henderson Research Portfolio, Janus Henderson Overseas Portfolio, Janus Henderson Global Research Portfolio and Janus Henderson Balanced Portfolio adviser’s name changed from Janus Capital Management LLC to Janus Henderson Investors US LLC.

• On or about April 22, 2022: Franklin Allocation VIP Fund is adding ClearBridge Investments, LLC as a sub-adviser, on or about May 9, 2022 Brandywine Global Investment Management, LLC is being added as a sub-adviser and on or about June 13, 2022 Western Asset Management Company, LLC and Western Asset Management Company Limited are being added as sub-advisers.

• On or about April 29, 2022: the Invesco V.I. International Growth Fund is changing its name to Invesco V.I. EQV International Equity Fund.

Other Changes

On March 22, 2021, Ohio National Mutual Holdings, Inc. (“ONMH”) and ONLH Holdings LP (“ONLH”) entered into a stock purchase agreement for ONLH to acquire ONMH in a sponsored demutualization. Also on March 22, 2021, the Board of Directors of ONMH unanimously approved and adopted a Plan of Conversion under which ONMH would convert from a mutual insurance holding company to a stock company and become wholly-owned by ONLH. ONLH is a Delaware limited partnership formed by Constellation Insurance Holdings, Inc. (“Constellation”), an insurance acquisition joint venture formed to invest in life and property and casualty insurers. Constellation’s founding investors and equal partners are Caisse de dépôt et placement du Québec and Ontario Teachers’ Pension Plan Board, two of the largest long-term institutional investors in North America. In March 2022, the members of ONMH approved the Plan of Conversion, including the sponsored demutualization, and the final regulatory approvals for the sponsored demutualization and change of control of ONMH were obtained. The sponsored demutualization closed on March 31, 2022. ONMH has converted to a stock company and is now known as Ohio National Holdings, Inc. Eligible members of ONMH generally have the right to receive either cash payments or policy benefits in the conversion, depending on the type of insurance policy or annuity contract such eligible member owns. The sponsored demutualization does not affect your contract terms.

Form 8541.1-USP	4

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

	FEES AND EXPENSES			LOCATION IN PROSPECTUS
Charges for Early Withdrawal

If you withdraw money from your contract within 3 years following your last purchase payment, you will be assessed a surrender charge. The maximum surrender charge is 7% of total purchase payment, minus all previous withdrawals, during the first three years declining down to 0% after the first three years. For example, if you make an early withdrawal within the first year, you could pay a withdrawal charge of up to $7,000 on a $100,000 investment. During each contract year, you may withdraw not more than 10% of the Contract Value (as of the day of the first withdrawal made during that contract year) without a surrender charge.

Generally, for contracts issued before January 1, 2007, the surrender charge is a percentage of the lesser of (a) the amount you withdraw or surrender and (b) your total purchase payments minus all previous withdrawals.

Deductions and Expenses –Surrender Charge
Transaction Charges

In addition to surrender charges, you may also may be charged for other transactions, such as when you transfer Contract value between investment options more than 12 times per contract year, take more than 14 withdrawals in a contract year or for special requests (such as wire transfers or overnight mail).

Deductions and Expenses –Withdrawal Fee and Transfer Fee
Ongoing Fees and Expenses (annual charges)

The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Deductions and Expenses
	ANNUAL FEE	MINIMUM	MAXIMUM
	1. Base Contract	1.40%[1]	1.40% [1]
	2. Investment options (Fund fees and expenses)	0.33%[2]	1.75%[2]
	3. Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.15%[3]	1.50%[3]

1	As a percentage of average Contract Value in the separate account.
2	As a percentage of average Fund net assets.
3

The minimum fee reflects the current charge for the least expensive optional benefit, the GEB, calculated as an annualized percentage of the Contract Value on a contract anniversary. The maximum fee reflects the current charge for the most expensive optional benefit, the GMIB Plus with Annual Reset (2009), calculated as an annualized percentage of the amount that is guaranteed under the optional benefit.

Form 8541.1-USP	5

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add surrender charges that substantially increase costs.

LOWEST ANNUAL COST ESTIMATE: $1,386	HIGHEST ANNUAL COST ESTIMATE: $5,559

Assumes:

• Investment of $100,000

• 5% annual appreciation

• Least expensive combination of contract classes and Fund fees and expenses

• No optional benefits

• No sales charges

• No additional purchase payments, transfers or withdrawals

Assumes:

• Investment of $100,000

• 5% annual appreciation

• Most expensive combination of contract classes, optional benefits, and Fund fees and expenses

• No sales charges

• No additional purchase payments, transfers or withdrawals

	RISKS	Location in Prospectus
Risk of Loss	You can lose money by investing in this contract.	Principal Risks of Investing in the Contract
Not a Short-Term Investment

This contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

Surrender charges apply for 3 years following your last purchase payment. They will reduce the value of your contract if you withdraw money during that time. The benefits of tax deferral and living benefit protections also mean the contract is more beneficial to investors with a long time horizon.

Principal Risks of Investing in the Contract
Risks Associated with Investment Options

An investment in this contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options you choose.

Each investment option (including the Fixed Accumulation Account and the Enhanced DCA Account) has its own unique risks.

You should review the prospectuses for the available Funds before making an investment decision.

Principal Risks of Investing in the Contract
Insurance Company Risks

Any obligations (including under the Fixed Accumulation Account), guarantees, and benefits of the contract are subject to the claims-paying ability of Ohio National Life. More information about Ohio National Life, including our financial strength ratings, is available upon request by calling us at 888.925.6446.

Principal Risks of Investing in the Contract
RESTRICTIONS
Investments

We reserve the right to charge $10 for each transfer when you transfer money between subaccounts in excess of 12 times in a contract year.

We reserve the right to limit transfers in circumstances of frequent or large transfers.

We reserve the right to remove, close or substitute Funds as investment options that are available under the contract.

Investment Options – The Funds; Deductions and Expenses – Transfer Fee; and Accumulation Period – Transfers Among Subacccounts

Form 8541.1-USP	6

Optional Benefits

Certain optional benefits limit or restrict the investment options that you may select under the contract. We may change the investment restrictions in the future, including limiting the investment options available with the optional benefit.

Certain optional benefits could limit subsequent purchase payments.

Certain benefits may limit withdrawals or other rights under the contract. Under certain benefits, withdrawals may reduce the value of an optional benefit by an amount greater than the value withdrawn, which could significantly reduce the value of or even terminate the benefit.

Death Benefit – Optional Death Benefit Riders and Optional Living Benefit Riders
TAXES
Tax Implications

Consult with a tax professional to determine the tax implications of an investment in and purchase payments received under this contract.

If you purchase the contract through a tax-qualified plan or individual retirement account (IRA), you do not get any additional tax deferral.

Earnings on your contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 ½.

Federal Tax Status
CONFLICTS OF INTEREST
Investment Professional Compensation

Although the contracts are no longer offered for new sales, firms and their registered representatives that sold the contracts may still be paid for those sales. Your investment professional may receive compensation for having sold this contract to you in the form of commissions, service fees, additional cash benefits (e.g. bonuses), and non-cash compensation. Accordingly, investment professionals may have had a financial incentive to offer or recommend this contract over another investment.

Ohio National Life
Exchanges

Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only consider exchanging your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is in your best interest to purchase the new contract rather than continue to own your existing contract.

N/A

Form 8541.1-USP	7

Appendix A

Funds Available Under the Contract

The following is a list of Funds available under the contract, which is subject to change, as discussed in the prospectus. Depending on the optional benefits you choose, you may not be able to invest in certain Funds. You can find the prospectuses and other information about the Funds online at Ohionational.com/variableproducts. You can also request this information at no cost by calling 888.925.6446 or by sending an email request to AnnuityService@ohionational.com.

The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Type/ Investment Objective	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1 year	5 year	10 year
Allocation	ON Moderately Conservative Model Portfolio Adviser: Ohio National Investments, Inc.	1.00%*	7.90%	N/A	N/A
Allocation	ON Balanced Model Portfolio Adviser: Ohio National Investments, Inc.	0.99%*	11.03%	N/A	N/A
Allocation	ON Moderate Growth Model Portfolio Adviser: Ohio National Investments, Inc.	0.99%	14.83%	N/A	N/A
Allocation	ON Growth Model Portfolio Adviser: Ohio National Investments, Inc.	1.03%	17.58%	N/A	N/A
Corporate Bond	ON Bond Portfolio Adviser: Ohio National Investments, Inc.	0.59%	-1.52%	4.97%	4.14%
Allocation	ON BlackRock Balanced Allocation Portfolio Adviser: Ohio National Investments, Inc. Subadviser: BlackRock Investment Management, LLC	0.54%	19.06%	12.98%	13.02%
Large Cap Blend Equity	ON S&P 500® Index Portfolio Adviser: Ohio National Investments, Inc. Subadviser: Geode Capital Management, LLC	0.37%	28.25%	18.03%	16.05%
Foreign Large Cap Blend Equity	ON BlackRock Advantage International Equity Portfolio Adviser: Ohio National Investments, Inc. Subadviser: BlackRock Investment Management, LLC	0.89%	13.49%	9.96%	6.36%
Large Cap Growth Equity	ON Janus Henderson Forty Portfolio Adviser: Ohio National Investments, Inc. Subadviser: Janus Henderson Investors US LLC	0.78%	19.70%	24.49%	19.68%
Mid Cap Growth Equity	ON AB Mid Cap Core Portfolio Adviser: Ohio National Investments, Inc. Subadviser: AllianceBernstein L.P.	0.84%	16.79%	18.51%	14.83%
High Yield Bond	ON Federated High Income Bond Portfolio Adviser: Ohio National Investments, Inc. Subadviser: Federated Investment Management Company	0.82%	4.97%	5.88%	6.39%
Intermediate Core-Plus Bond	ON Federated Core Plus Bond Portfolio Adviser: Ohio National Investments, Inc. Subadviser: Federated Investment Management Company	0.58%	-1.27%	N/A	N/A
Large Cap Value Equity	ON BlackRock Advantage Large Cap Value Portfolio Adviser: Ohio National Investments, Inc. Subadviser: BlackRock Investment Management, LLC	0.73%	25.39%	10.21%	10.61%
Small Cap Growth Equity	ON AB Small Cap Portfolio Adviser: Ohio National Investments, Inc. Subadviser: AllianceBernstein L.P.	0.83%	8.17%	16.70%	15.86%

Form 8541.1-USP	8

Type/ Investment Objective	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1 year	5 year	10 year
Large Cap Growth Equity	ON Nasdaq-100® Index Portfolio Adviser: Ohio National Investments, Inc. Subadviser: Geode Capital Management, LLC	0.41%	26.99%	28.09%	22.56%
Large Cap Blend Equity	ON BlackRock Advantage Large Cap Core Portfolio Adviser: Ohio National Investments, Inc. Subadviser: BlackRock Investment Management, LLC	0.69%	28.49%	15.80%	16.00%
Small Cap Growth Equity	ON BlackRock Advantage Small Cap Growth Portfolio Adviser: Ohio National Investments, Inc. Subadviser: BlackRock Investment Management, LLC	0.85%	4.05%	16.66%	13.65%
Mid Cap Blend Equity	ON S&P MidCap 400® Index Portfolio Adviser: Ohio National Investments, Inc. Subadviser: Geode Capital Management, LLC	0.41%	24.18%	12.56%	12.48%
Large Cap Growth Equity	ON BlackRock Advantage Large Cap Growth Portfolio Adviser: Ohio National Investments, Inc. Subadviser: BlackRock Investment Management, LLC	0.78%	26.69%	21.04%	17.72%
Allocation	ON iShares Managed Risk Balanced Portfolio Adviser: Ohio National Investments, Inc. Subadviser: BlackRock Investment Management, LLC	0.72%	N/A	N/A	N/A
Large Cap Blend Equity	ON Janus Henderson U.S. Low Volatility Portfolio Adviser: Ohio National Investments, Inc. Subadviser: Janus Henderson Investors US LLC	0.62%	N/A	N/A	N/A
Allocation	ON Risk Managed Balanced Portfolio Adviser: Ohio National Investments, Inc. Subadviser: AllianceBernstein L.P.	0.96%	15.04%	15.47%	N/A
Allocation	AB VPS Global Risk Allocation-Moderate Portfolio (Class B Shares) Adviser: AllianceBernstein L.P.	0.78%*	11.97%	7.39%	N/A
Large Cap Value Equity	AB VPS Growth & Income Portfolio (Class B Shares) Adviser: AllianceBernstein L.P.	0.84%*	27.84%	12.58%	13.39%
Small Cap Growth Equity	AB VPS Small Cap Growth Portfolio (Class B Shares) Adviser: AllianceBernstein L.P.	1.15%*	9.20%	24.73%	17.82%
Foreign Large Cap Growth Equity	Invesco V.I. EQV International Equity Fund (Series II Shares) Adviser: Invesco Advisers, Inc.	1.14%	5.61%	9.90%	7.82%
Allocation	Invesco V.I. Balanced-Risk Allocation Fund (Series II Shares) Adviser: Invesco Advisers, Inc.	1.13%*	9.26%	7.18%	5.99%
Large Cap Blend Equity	Appreciation Portfolio (Service Shares) Adviser: BNY Mellon Investment Adviser, Inc.	1.05%	26.77%	20.17%	14.18%
Mid Cap Growth Equity	Federated Hermes Kaufmann Fund II (Service Shares) Adviser: Federated Equity Management Company of Pennsylvania Subadviser: Federated Global Investment Management Corp.	1.75%	2.26%	18.38%	16.40%
Large Cap Growth Equity	Fidelity® VIP Contrafund® Portfolio (Service Class 2) Adviser: Fidelity Management & Research Company	0.85%	27.51%	19.87%	16.35%
Mid Cap Blend Equity	Fidelity® VIP Mid Cap Portfolio (Service Class 2) Adviser: Fidelity Management & Research Company	0.86%	25.31%	13.32%	13.00%
Large Cap Growth Equity	Fidelity® VIP Growth Portfolio (Service Class 2) Adviser: Fidelity Management & Research Company	0.85%	22.90%	25.98%	19.40%

Form 8541.1-USP	9

Type/ Investment Objective	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1 year	5 year	10 year
Money Market	Fidelity® VIP Government Money Market Portfolio (Service Class) Adviser: Fidelity Management & Research Company LLC SubAdviser: Fidelity Investments Money Management, Inc.	0.33%	0.01%	0.87%	0.45%
Large Cap Value Equity	Fidelity® VIP Equity-Income Portfolio (Service Class 2); Adviser: Fidelity Management & Research Company	0.76%	24.60%	11.68%	12.26%
Real Estate Equity	Fidelity® VIP Real Estate Portfolio (Service Class 2) Adviser: Fidelity SelectCo, LLC	0.89%	38.64%	9.05%	10.14%
Allocation	Fidelity® VIP Target Volatility Portfolio (Service Class 2) Adviser: Fidelity Management & Research Company	0.93%*	12.03%	9.63%	N/A
Allocation	Franklin VolSmart Allocation VIP Fund (Class 5) Adviser: Franklin Advisers, Inc.	0.89%*	17.36%	11.74%	N/A
Allocation	Franklin Allocation VIP Fund (Class 4) Adviser: Franklin Advisers, Inc. SubAdviser: Templeton Global Advisors Limited, Franklin Templeton Institutional, LLC, ClearBridge Investments, LLC, Brandywine Global Investment Management, LLC (on or about May 9, 2022), Western Asset Management Company, LLC (on or about June 13, 2022), Western Asset Management Company Limited (on or about June 13, 2022).	0.92%*	11.54%	8.54%	8.85%
Allocation	Franklin Income VIP Fund (Class 2)(1) Adviser: Franklin Advisers, Inc.	0.72%	16.75%	7.45%	7.38%
Allocation	Franklin DynaTech VIP Fund (Class 2) (1) Adviser: Franklin Advisers, Inc.	0.92%	16.14%	23.64%	16.66%
Allocation	Templeton Foreign VIP Fund (Class 2) (1) Adviser: Templeton Investment Counsel, LLC	1.11%*	4.16%	2.71%	4.00%
Allocation	Franklin Income VIP Fund (Class 4) (1) Adviser: Franklin Advisers, Inc.	0.82%	16.59%	7.34%	7.27%
Allocation	Franklin DynaTech VIP Fund (Class 4) (1) Adviser: Franklin Advisers, Inc.	1.02%	16.09%	23.53%	16.56%
Allocation	Templeton Foreign VIP Fund (Class 4) (1) Adviser: Templeton Investment Counsel, LLC	1.21%*	4.10%	2.62%	3.90%
Large Cap Value Equity	Goldman Sachs Large Cap Value Fund (Institutional Shares) (2) Adviser: Goldman Sachs Asset Management, L.P.	0.70%*	24.13%	10.33%	12.07%
Large Cap Blend Equity	Goldman Sachs U.S. Equity Insights Fund (Institutional Shares) (2) Adviser: Goldman Sachs Asset Management, L.P.	0.56%*	29.41%	17.26%	16.20%
Large Cap Blend Equity	Goldman Sachs Strategic Growth Fund (Institutional Shares) (2) Adviser: Goldman Sachs Asset Management, L.P.	0.74%*	21.93%	24.59%	19.03%
Large Cap Value Equity	Goldman Sachs Large Cap Value Fund (Service Shares) (2) Adviser: Goldman Sachs Asset Management, L.P.	0.93%*	23.93%	10.06%	11.80%

Form 8541.1-USP	10

Type/ Investment Objective	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1 year	5 year	10 year
Large Cap Blend Equity	Goldman Sachs U.S. Equity Insights Fund (Service Shares) (2) Adviser: Goldman Sachs Asset Management, L.P.	0.77%*	29.11%	17.01%	15.95%
Large Cap Blend Equity	Goldman Sachs Strategic Growth Fund (Service Shares) (2) Adviser: Goldman Sachs Asset Management, L.P.	0.99%*	21.56%	24.28%	18.73%
Allocation	Goldman Sachs Trend Driven Allocation (Service Shares) Adviser: Goldman Sachs Asset Management, L.P.	0.94%*	16.17%	7.94%	N/A
Allocation	Delaware Ivy VIP Asset Strategy (Class II Shares) Adviser: Delaware Management Company Subadviser: Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Global Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited	0.87%*	10.44%	11.36%	8.01%
Natural Resources Equity	Delaware Ivy VIP Natural Resources (Class II Shares) Adviser: Delaware Management Company Subadviser: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.21%	26.68%	-0.72%	-1.21%
Technology Equity	Delaware Ivy VIP Science and Technology (Class II Shares) Adviser: Delaware Management Company Subadviser: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.14%	15.17%	23.88%	19.46%
Large Cap Growth Equity	Janus Henderson Research Portfolio (Service Shares) Adviser: Janus Henderson Investors US LLC	1.05%	20.05%	21.68%	17.16%
Foreign Large Cap Blend Equity	Janus Henderson Overseas Portfolio (Service Shares) Adviser: Janus Henderson Investors US LLC	1.12%	13.29%	13.08%	5.98%
World Large Cap Equity	Janus Henderson Global Research Portfolio (Service Shares) Adviser: Janus Henderson Investors US LLC	1.22%	17.80%	16.41%	13.31%
Allocation	Janus Henderson Balanced Portfolio (Service Shares) Adviser: Janus Capital Management LLC	0.86%	16.91%	14.10%	11.53%
Intermediate Core-Plus Bond	Janus Henderson Flexible Bond Portfolio (Service Shares) Adviser: Janus Henderson Investors US LLC	0.82%*	-1.11%	3.98%	3.43%
Mid Cap Value Equity	JPMorgan Insurance Trust Mid Cap Value Portfolio (Class I Shares) Adviser: J.P. Morgan Investment Management Inc.	0.76%	29.88%	10.63%	12.99%
Small Cap Blend Equity	JPMorgan Insurance Trust Small Cap Core Portfolio (Class I Shares) Adviser: J.P. Morgan Investment Management Inc.	0.80%	21.38%	11.77%	14.01%
Small Cap Blend Equity	Lazard Retirement US Small-Mid Cap Equity Portfolio (Service Shares) Adviser: Lazard Asset Management LLC	1.15%*	19.87%	10.45%	11.89%
Emerging Markets Equity	Lazard Retirement Emerging Markets Equity Portfolio (Service Shares) Adviser: Lazard Asset Management LLC	1.43%	5.47%	5.07%	3.58%

Form 8541.1-USP	11

Type/ Investment Objective	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1 year	5 year	10 year
Foreign Large Cap Blend Equity	Lazard Retirement International Equity Portfolio (Service Shares) Adviser: Lazard Asset Management LLC	1.10%*	5.83%	7.86%	7.13%
Allocation	Lazard Retirement Global Dynamic Multi-Asset Portfolio (Service Shares) Adviser: Lazard Asset Management LLC	1.06%*	11.94%	8.40%	N/A
Large Cap Blend Equity	ClearBridge Variable Dividend Strategy Portfolio (Class I Shares) Adviser: Legg Mason PartnersFund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.75%	26.80%	15.29%	13.86%
Large Cap Value Equity	ClearBridge Variable Large Cap Value Portfolio (Class I Shares) Adviser: Legg Mason PartnersFund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.71%	26.21%	12.37%	12.98%
Allocation	Franklin Multi-Asset Dynamic Multi-Strategy VIT (Class I Shares)** Adviser: Legg Mason PartnersFund Advisor, LLC Subadviser: Franklin Advisers, Inc. and Western Asset Management Company, LLC	1.02%	12.91%	4.99%	5.35%
Intermediate Core-Plus Bond	Western Asset Core Plus VIT Portfolio (Class II Shares) Adviser: Legg Mason PartnersFund Advisor, LLC Subadviser: Western Asset Management Company, LLC, Western Asset Management Company Limited in London, Western Asset Management Company Pte Ltd in Singapore Western Asset Management Company Ltd in Japan	0.78%	-2.19%	4.18%	5.10%
Mid Cap Growth Equity	MFS® Mid Cap Growth Series (Service Class) Adviser: Massachusetts Financial Services Company	1.05*%	13.88%	22.34%	17.91%
Small Cap Growth Equity	MFS® New Discovery Series (Service Class) Adviser: Massachusetts Financial Services Company	1.12%*	1.57%	21.00%	15.87%
Allocation	MFS® Total Return Series (Service Class) Adviser: Massachusetts Financial Services Company	0.86*%	13.84%	9.57%	9.31%
Large Cap Growth Equity	MFS® Massachusetts Investors Growth Stock Portfolio (Service Class) Adviser: Massachusetts Financial Services Company	1.02%*	25.66%	22.53%	17.29%
Real Cap Growth Equity	Morgan Stanley VIF U.S. Real Estate Portfolio (Class II Shares) Adviser: Morgan Stanley Investment Management Inc.	1.07%*	39.44%	5.37%	7.94%
Large Cap Growth Equity	Morgan Stanley VIF Growth Portfolio (Class II Shares) Adviser: Morgan Stanley Investment Management Inc.	0.82%*	-0.15%	34.25%	23.95%
Mid Cap Growth Equity	AMT Mid Cap Intrinsic Value Portfolio (S Class Shares) Adviser: Neuberger Berman Investment Advisers LLC	1.26%	32.52%	8.07%	10.85%
Allocation	TOPS® Managed Risk Balanced ETF Portfolio (Class 2 Shares) Adviser: ValMark Advisers, Inc. Subadviser: Milliman Financial Risk Management LLC	0.75%	8.57%	6.48%	5.28%
Allocation	TOPS® Managed Risk Moderate Growth ETF Portfolio (Class 2 Shares) Adviser: ValMark Advisers, Inc. Subadviser: Milliman Financial Risk Management LLC	0.74%	11.06%	7.64%	6.08%

Form 8541.1-USP	12

Type/ Investment Objective	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1 year	5 year	10 year
Allocation	TOPS® Managed Risk Growth ETF Portfolio (Class 2 Shares) Adviser: ValMark Advisers, Inc. Subadviser: Milliman Financial Risk Management LLC	0.74%	12.59%	8.29%	6.14%
Inflation Protected Bond	PIMCO Real Return Portfolio (Administrative Share Class) Adviser: Pacific Investment Management Company LLC	0.67%	5.59%	5.33%	3.05%
Global Bond	PIMCO Global Bond Opportunities Portfolio (Administrative Share Class) Adviser: Pacific Investment Management Company LLC	0.92%	-4.16%	3.11%	1.54%
Commodities	PIMCO CommodityRealReturn® Strategy Portfolio (Administrative Share Class) Adviser: Pacific Investment Management Company LLC	0.93%*	33.34%	5.72%	-1.86%
Ultrashort Bond	PIMCO Short-Term Portfolio (Administrative Share Class) Adviser: Pacific Investment Management Company LLC	0.60%	-0.06%	1.78%	1.64%
Short Term Bond	PIMCO Low Duration Portfolio (Administrative Share Class) Adviser: Pacific Investment Management Company LLC	0.65%	-0.93%	1.54%	1.59%
Large Cap Growth Equity	PSF PGIM Jennison Growth Portfolio (Class II Shares) Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.01%	15.55%	26.29%	19.86%
Large Cap Growth Equity	PSF PGIM Jennison Focused Blend Portfolio (Class II Shares) Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.24%	16.35%	18.97%	14.58%
Small Cap Value Equity	Royce Small-Cap Portfolio (Investment Class Shares) Adviser: Royce & Associates, LLC	1.08%*	28.82%	6.51%	8.63%
Small Cap Blend Equity	Royce Micro-Cap Portfolio (Investment Class Shares) Adviser: Royce & Associates, LLC	1.33%*	29.98%	12.97%	9.24%

(1) Class 4 for contracts applied for on or after May 1, 2008. Class 2 for contracts applied for before May 1, 2008.

(2) Service Shares for contracts applied for on or after May 1, 2008. Institutional Shares for contracts applied for before May 1, 2008.

*Annual expenses reflect temporary fee reductions.

**To be substituted into the ON Risk Managed Balanced Portfolio on or about May 20, 2022

Investment Options Available with Certain Optional Riders

GLWB Plus and GPP (2012) Applied for on or after October 1, 2012

Allocations:

Form 8541.1-USP	13

	Minimum	Maximum
Category 1 Investment Options	25%	100%
Any individual investment option included in Category 1	0%	50%
Category 2 Investment Options	0%	75%
Any individual investment option included in Category 2	0%	25%

Investment Options:

CATEGORY 1	ON Risk Managed Balanced Portfolio ON iShares Managed Risk Balanced Portfolio AB VPS Global Risk Allocation-Moderate Portfolio Franklin VolSmart Allocation VIP Fund	Franklin Multi-Asset Dynamic Multi-Strategy VIT TOPS® Managed Risk Balanced ETF Portfolio TOPS® Managed Risk Moderate Growth ETF Portfolio

CATEGORY 2	ON Balanced Model Portfolio ON BlackRock Balanced Allocation Portfolio ON Janus Henderson U.S. Low Volatility Portfolio Invesco V.I. Balanced-Risk Allocation Fund Fidelity® VIP Target Volatility Portfolio	Goldman Sachs Trend Driven Allocation Fund Janus Henderson Balanced Portfolio Lazard Retirement Global Dynamic Multi-Asset Portfolio MFS® Total Return Series TOPS® Managed Risk Growth ETF Portfolio

GLWB Plus and GPP (2012) Applied for prior to October 1, 2012

Allocations:

	Minimum	Maximum
Category 1 Investment Options	50%	100%
Category 2 Investment Options	0%	50%

Investment Options:

CATEGORY 1	ON Risk Managed Balanced Portfolio ON iShares Managed Risk Balanced Portfolio Franklin Multi-Asset Dynamic Multi-Strategy VIT	TOPS® Managed Risk Balanced ETF Portfolio TOPS® Managed Risk Moderate Growth ETF Portfolio TOPS® Managed Risk Growth ETF Portfolio

CATEGORY 2

ON Balanced Model Portfolio

ON BlackRock Balanced Allocation Portfolio

ON Janus Henderson U.S. Low Volatility Portfolio

AB VPS Global Risk Allocation-Moderate Portfolio

Invesco V.I. Balanced-Risk Allocation Fund

Fidelity® VIP Target Volatility Portfolio

Franklin VolSmart Allocation VIP Fund Goldman Sachs Trend Driven Allocation Fund Lazard Retirement Global Dynamic Multi-Asset Portfolio

GLWB, GLWB (2012)

Option 1 – Select A Single Option

Allocation: 100%

Investment Options

ON Moderately Conservative Model Portfolio

ON Balanced Model Portfolio

ON Moderate Growth Model Portfolio

Option 2 – Select Multiple Options

Allocations:

Form 8541.1-USP	14

	Minimum	Maximum
Category 1 Investment Options	30%	60%
Category 2 Investment Options	0%	70%
Category 3 Investment Options	0%	25%
Category 4 Investment Options	0%	15%

Investment Options:

CATEGORY 1	ON Bond Portfolio Fidelity® VIP Government Money Market Portfolio Janus Henderson Flexible Bond Portfolio Western Asset Core Plus VIT Portfolio	PIMCO Real Return Portfolio PIMCO Short-Term Portfolio PIMCO Low Duration Portfolio

CATEGORY 2

ON BlackRock Balanced Allocation Portfolio

ON S&P 500® Index Portfolio

ON BlackRock Advantage Large Cap Value Portfolio

ON Nasdaq-100® Index Portfolio

ON BlackRock Advantage Large Cap Core Portfolio

ON BlackRock Advantage Large Cap Growth Portfolio

ON S&P MidCap 400® Index Portfolio

ON Risk Managed Balanced Portfolio

ON iShares Managed Risk Balanced Portfolio

ON Janus Henderson U.S. Low Volatility Portfolio

AB VPS Global Risk Allocation-Moderate Portfolio

AB VPS Growth & Income Portfolio

Invesco V.I. Balanced-Risk Allocation Fund

Appreciation Portfolio

Fidelity® VIP Contrafund® Portfolio

Fidelity® VIP Growth Portfolio

Fidelity® VIP Equity-Income Portfolio

Fidelity® VIP Target Volatility Portfolio

Franklin Income VIP Fund

Franklin DynaTech VIP Fund

Franklin Allocation VIP Fund

Templeton Foreign VIP Fund

Franklin VolSmart Allocation VIP Fund

Goldman Sachs Large Cap Value Fund

Goldman Sachs U.S. Equity Insights Fund

Goldman Sachs Strategic Growth Fund

Goldman Sachs Trend Driven Allocation Fund

Delaware Ivy VIP Asset Strategy

Janus Henderson Research Portfolio

Janus Henderson Balanced Portfolio

Lazard Retirement Global Dynamic Multi-Asset Portfolio

ClearBridge Variable Dividend Strategy Portfolio

ClearBridge Variable Large Cap Value Portfolio

Franklin Multi-Asset Dynamic Multi-Strategy VIT

MFS® Total Return Series

MFS® Massachusetts Investors Growth Stock Portfolio

Morgan Stanley VIF Growth Portfolio

TOPS® Managed Risk Balanced ETF Portfolio

TOPS® Managed Risk Moderate Growth ETF Portfolio

TOPS® Managed Risk Growth ETF Portfolio

PIMCO Global Bond Opportunities Portfolio (Unhedged)

PSF PGIM Jennison Growth Portfolio

PSF PGIM Jennison Focused Blend Portfolio

CATEGORY 3

ON BlackRock Advantage International Equity Portfolio

ON Janus Henderson Forty Portfolio

ON Federated High Income Bond Portfolio

ON AB Mid Cap Core Portfolio

Invesco V.I. EQV International Equity Fund

Federated Hermes Kaufmann Fund II

Fidelity® VIP Mid Cap Portfolio

JPMorgan Insurance Trust Mid Cap Value Portfolio

Janus Henderson Overseas Portfolio

Janus Henderson Global Research Portfolio

Lazard Retirement International Equity Portfolio

MFS® Mid Cap Growth Series

AMT Mid Cap Intrinsic Value Portfolio

Form 8541.1-USP	15

CATEGORY 4

ON Foreign Portfolio

ON ON AB Small Cap Portfolio

ON BlackRock Advantage Small Cap Growth Portfolio

AB VPS Small Cap Growth Portfolio

Fidelity® VIP Real Estate Portfolio

Delaware Ivy VIP Natural Resources

Delaware Ivy VIP Science and Technology

JPMorgan Insurance Trust Small Cap Core Portfolio

Lazard Retirement US Small-Mid Cap Equity Portfolio

Lazard Retirement Emerging Markets Equity Portfolio

MFS® New Discovery Series

Morgan Stanley VIF U.S. Real Estate Portfolio

PIMCO CommodityRealReturn® Strategy Portfolio

Royce Micro-Cap Portfolio

Royce Small-Cap Portfolio

GMIB Plus with Annual Reset (2009)

Some or all of your purchase payments or Contract Value may be allocated to the Fixed Accumulation Account. Any portion that is not allocated to the Fixed Accumulation Account must be allocated in accordance with Option 1 or 2.

Option 1 – Select A Single Option

Allocation: 100%

Investment Options:

ON Moderately Conservative Model Portfolio

ON Balanced Model Portfolio

Option 2 – Select Multiple Options

Allocations:

	Minimum	Maximum
Category 1 Investment Options	30%	60%
Category 2 Investment Options	0%	70%
Category 3 Investment Options	0%	25%
Category 4 Investment Options	0%	15%

Investment Options:

CATEGORY 1	ON Bond Portfolio Fidelity® VIP Government Money Market Portfolio Janus Henderson Flexible Bond Portfolio Western Asset Core Plus VIT Portfolio	PIMCO Real Return Portfolio PIMCO Short-Term Portfolio PIMCO Low Duration Portfolio

CATEGORY 2

ON BlackRock Balanced Allocation Portfolio

ON S&P 500® Index Portfolio

ON BlackRock Advantage Large Cap Value Portfolio

ON Nasdaq-100® Index Portfolio

ON BlackRock Advantage Large Cap Core Portfolio

ON BlackRock Advantage Large Cap Growth Portfolio

ON S&P MidCap 400® Index Portfolio

ON Risk Managed Balanced Portfolio

ON iShares Managed Risk Balanced Portfolio

ON Janus Henderson U.S. Low Volatility Portfolio

AB VPS Global Risk Allocation-Moderate Portfolio

AB VPS Growth & Income Portfolio

Invesco V.I. Balanced-Risk Allocation Fund

Appreciation Portfolio

Fidelity® VIP Contrafund® Portfolio

Fidelity® VIP Growth Portfolio

Fidelity® VIP Equity-Income Portfolio

Fidelity® VIP Target Volatility Portfolio

Goldman Sachs Large Cap Value Fund

Goldman Sachs U.S. Equity Insights Fund

Goldman Sachs Strategic Growth Fund

Goldman Sachs Trend Driven Allocation Fund

Delaware Ivy VIP Asset Strategy

Janus Henderson Research Portfolio

Janus Henderson Balanced Portfolio

Lazard Retirement Global Dynamic Multi-Asset Portfolio

ClearBridge Variable Dividend Strategy Portfolio

ClearBridge Variable Large Cap Value Portfolio

Franklin Multi-Asset Dynamic Multi-Strategy VIT

MFS® Total Return Series

MFS® Massachusetts Investors Growth Stock Portfolio

Morgan Stanley VIF Growth Portfolio

TOPS® Managed Risk Balanced ETF Portfolio

TOPS® Managed Risk Moderate Growth ETF Portfolio

TOPS® Managed Risk Growth ETF Portfolio

PIMCO Global Bond Opportunities Portfolio (Unhedged)

PSF PGIM Jennison Growth Portfolio

PSF PGIM Jennison Focused Blend Portfolio

Form 8541.1-USP	16

Franklin Income VIP Fund Franklin DynaTech VIP Fund Franklin Allocation VIP Fund Templeton Foreign VIP Fund Franklin VolSmart Allocation VIP Fund

CATEGORY 3

ON BlackRock Advantage International Equity Portfolio

ON Janus Henderson Forty Portfolio

ON Federated High Income Bond Portfolio

ON AB Mid Cap Core Portfolio

Invesco V.I. EQV International Equity Fund

Federated Hermes Kaufmann Fund II

Fidelity® VIP Mid Cap Portfolio

JPMorgan Insurance Trust Mid Cap Value Portfolio

Janus Henderson Overseas Portfolio

Janus Henderson Global Research Portfolio

Lazard Retirement International Equity Portfolio

MFS® Mid Cap Growth Series

AMT Mid Cap Intrinsic Value Portfolio

CATEGORY 4

ON Foreign Portfolio

ON AB Small Cap Portfolio

ON BlackRock Advantage Small Cap Growth Portfolio

AB VPS Small Cap Growth Portfolio

Fidelity® VIP Real Estate Portfolio

Delaware Ivy VIP Natural Resources

Delaware Ivy VIP Science and Technology

JPMorgan Insurance Trust Small Cap Core Portfolio

Lazard Retirement US Small-Mid Cap Equity Portfolio

Lazard Retirement Emerging Markets Equity Portfolio

MFS® New Discovery Series

PIMCO CommodityRealReturn® Strategy Portfolio

Royce Micro-Cap Portfolio

Royce Small-Cap Portfolio

Morgan Stanley VIF U.S. Real Estate Portfolio

Form 8541.1-USP	17

This summary prospectus incorporates by reference the ONcore Ultra prospectus and Statement of Additional Information (SAI), both dated April 29, 2022, as amended or supplemented. The SAI may be obtained, free of charge, in the same manner as the prospectus.

EDGAR Contract ID No.: C000034994

Form 8541.1-USP	18